Unaudited Consolidated Statement of Changes in Shareholders Equity - USD ($) $ in Millions	Total	Issued capital gross [member]	Issuance cost [member]	Issued capital [member]	Share capital transactions [member]	Cumulative translation adjustment [member]	Cash flow hedge highly probable future exports [member]	Actuarial gains (losses) on defined benefit pension plans [member]	Amount recognised in other comprehensive income and deemed [member]	Accumulated other comprehensive income [member]	Legal reserve [member]	Statutory reserve [member]	Tax incentives reserve [member]	Profit retention reserve [member]	Capital reserve [member]	Retained earnings [member]	Equity attributable to shareholders of Petrobras [member]	Non-controlling interests [member]
Balance at beginning of the period (IFRS [member]) at Dec. 31, 2017	$ (334)								$ (20)							$ (299)	$ (319)	$ (15)
Balance at beginning of the period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	81,168	$ 107,380	$ (279)	$ 107,101	$ 1,067	$ (61,043)	$ (9,573)	$ (10,015)	(811)	$ (81,442)	$ 7,919	$ 2,182	$ 720	$ 42,235	$ 53,056	(299)	79,483	1,685
Balance at beginning of the period at Dec. 31, 2017	81,502	107,380	(279)	107,101	1,067	(61,043)	(9,573)	(10,015)	(791)	(81,422)	7,919	2,182	720	42,235	53,056		79,802	1,700
Statement [LineItems]
Realization of deemed cost									(2)							2
Capital transactions	(3)																	(3)
Net income	4,884															4,939	4,939	(55)
Other comprehensive income	(11,198)					(6,125)	(4,760)		(183)								(11,068)	(130)
Appropriations:
Dividends	(301)															(181)	(181)	(120)
Balance at the end of the period at Jun. 30, 2018	74,550	107,380	(279)	107,101	1,067	(67,168)	(14,333)	(10,015)	(996)	(92,512)	7,919	2,182	720	42,235	53,056	4,461	73,173	1,377
Balance at beginning of the period at Dec. 31, 2018	73,175	107,380	(279)	107,101	1,067	(67,316)	(13,292)	(13,224)	(953)	(94,785)	8,257	2,452	923	46,529	58,161		71,544	1,631
Statement [LineItems]
Capital transactions	(92)																	(92)
Net income	6,060															5,881	5,881	179
Other comprehensive income	2,136					584	1,565	1	(19)								2,131	5
Appropriations:
Dividends	(537)															(327)	(327)	(210)
Balance at the end of the period at Jun. 30, 2019	$ 80,742	$ 107,380	$ (279)	$ 107,101	$ 1,067	$ (66,732)	$ (11,727)	$ (13,223)	$ (972)	$ (92,654)	$ 8,257	$ 2,452	$ 923	$ 46,529	$ 58,161	$ 5,554	$ 79,229	$ 1,513